RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended
Mar. 31, 2025
Related Party Transactions [Abstract]
SCHEDULE OF MAJOR RELATED PARTIES

The table below sets forth major related parties of the Company and their relationships with the Company:

Entity or individual name	Relationship with the Company
Feng Xie	Founder and controlling shareholder of the Company
Wuhan Huiyu	Investee of the Company
Shanghai Dongying Network Technology Co., Ltd. (“Shanghai Dongying”)	Investee of the Company
Mobile Motion Co., Limited (“Mobile Motion”)	Wholly-owned subsidiary of investee of the Company

SCHEDULE OF ROYALTY FEE AND SERVICE FROM RELATED PARTIES

	For the Nine Months Ended March 31,
	2025	2024
Royalty fee and service from related parties
Wuhan Huiyu	$261,084	$316,790
Shanghai Dongying	1,709,587	1,984,280
Mobile Motion	434,398	714,689
Total	$2,405,069	$3,015,759

SCHEDULE OF ADVANCED TO SUPPLIERS - RELATED PARTIES

As of March 31, 2025 and June 30, 2024, advanced to suppliers - related parties, consisted as following:

	As of
	March 31, 2025	June 30, 2024
Wuhan Huiyu	$42,285	$-
Shanghai Dongying	552,343	320,488
Mobile Motion	704,937	873,717
Total	$1,299,565	$1,194,205